Equity - Schedule of Warrants Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Number of Warrants, Outstanding Beginning	2,184,548	521,045	318,116
Number of Warrants, Issued	2,361,500	1,730,466	208,285
Number of Warrants, Exercised			(5,356)
Number of Warrants, Forfeited		(66,963)
Number of Warrants, Outstanding Ending	4,546,048	2,184,548	521,045
Number of Warrants, Exercisable	4,546,048	2,184,548
Weighted Average Exercise Price, Outstanding Beginning	$ 3.38	$ 9.03	$ 8.84
Weighted Average Exercise Price, Issued	1.61	1.82	9.33
Weighted Average Exercise Price, Exercised			9.33
Weighted Average Exercise Price, Forfeited		7.00
Weighted Average Exercise Price, Outstanding Ending	2.46	3.38	$ 9.03
Weighted Average Exercise Price, Exercisable	$ 2.46	$ 3.38
Weighted Average Remaining Life In Years, Outstanding Beginning	3 years 3 months 19 days	1 year 10 months 25 days	2 years 2 months 12 days
Weighted Average Remaining Life In Years, Issued	5 years
Weighted Average Remaining Life In Years, Outstanding Ending	3 years 7 months 6 days	3 years 3 months 19 days	1 year 10 months 25 days
Weighted Average Remaining Life In Years, Exercisable	3 years 7 months 6 days	3 years 3 months 19 days